Lease liabilities - Right-of-use Assets Activity (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of Leases [Line Items]
As at January 1, 2021	$ 4,656
Additions	0
Disposals	(546)
Depreciation expenses	(595)
Amortization disposals	152
As at June 30, 2021	3,667
Real-estate
Disclosure of Leases [Line Items]
As at January 1, 2021	4,184
Additions	0
Disposals	0
Depreciation expenses	(554)
Amortization disposals	0
As at June 30, 2021	3,630
IT and office equipment
Disclosure of Leases [Line Items]
As at January 1, 2021	472
Additions	0
Disposals	(546)
Depreciation expenses	(41)
Amortization disposals	152
As at June 30, 2021	$ 37